Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Delaware Group® Limited-Term Government Funds
Entity Central Index Key	0000357059
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000006359 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class A
Trading Symbol	DTRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$32	0.64%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 698,466,051
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 696,664
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%

C000006361 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class C
Trading Symbol	DTICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$70	1.39%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%	[2]
Net Assets	$ 698,466,051
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 696,664
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%

C000006362 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class R
Trading Symbol	DLTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$45	0.89%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[3]
Net Assets	$ 698,466,051
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 696,664
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%

C000006363 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Institutional Class
Trading Symbol	DTINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$20	0.39%
^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[4]
Net Assets	$ 698,466,051
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 696,664
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%

C000190626 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class R6
Trading Symbol	DLTZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$16	0.31%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[5]
Net Assets	$ 698,466,051
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 696,664
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%

C000212989 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Oregon Fund(formerly, Delaware Tax-Free Oregon Fund)
Class Name	Class A
Trading Symbol	FTORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$44	0.89%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[6],[7]
Net Assets	$ 50,725,269
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 59,728
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$50,725,269
Total number of portfolio holdings	78
Total advisory fees paid	$59,728
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	24.31%
Special Tax Revenue Bonds	16.27%
Healthcare Revenue Bonds	15.76%
Education Revenue Bonds	11.45%
Transportation Revenue Bonds	10.46%
Housing Revenue Bonds	5.64%
Water & Sewer Revenue Bonds	5.54%
Electric Revenue Bonds	3.76%
State General Obligation Bonds	3.32%
Industrial Development Revenue/Pollution Control Revenue Bond	1.34%

State and territory allocation
Oregon	81.92%
Puerto Rico	15.43%
Guam	0.50%

C000212988 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Oregon Fund(formerly, Delaware Tax-Free Oregon Fund)
Class Name	Institutional Class
Trading Symbol	FTOTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$31	0.64%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[8],[9]
Net Assets	$ 50,725,269
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 59,728
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$50,725,269
Total number of portfolio holdings	78
Total advisory fees paid	$59,728
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	24.31%
Special Tax Revenue Bonds	16.27%
Healthcare Revenue Bonds	15.76%
Education Revenue Bonds	11.45%
Transportation Revenue Bonds	10.46%
Housing Revenue Bonds	5.64%
Water & Sewer Revenue Bonds	5.54%
Electric Revenue Bonds	3.76%
State General Obligation Bonds	3.32%
Industrial Development Revenue/Pollution Control Revenue Bond	1.34%

State and territory allocation
Oregon	81.92%
Puerto Rico	15.43%
Guam	0.50%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if non-recurring expenses were not included.
[8]	Annualized.
[9]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if non-recurring expenses were not included.